Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent events
Subsequent events

Note 11. Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Time-Based Restricted Stock Units

Subsequent to September 30, 2022, the Company granted 51,583 time-based RSUs with a fair value of approximately $124,000 to a member of its board of directors. The RSUs are subject to service conditions and vest 33.34% on the one year anniversary of the grant date, with the remaining units vesting on each three-month anniversary thereafter.

Subsequent to September 30, 2022, the Company granted 12,000 time-based RSUs with a fair value of approximately $29,000 for consulting services. The RSUs will vest 100% on January 31, 2023.

Performance-Based Restricted Stock Units

Subsequent to September 30, 2022, the Company granted 25,000 performance-based RSUs with a fair value of approximately $60,000 for consulting services. The RSUs are subject to a performance condition, and will vest upon the Company signing a definitive agreement with a strategic partner.

Note 12. Subsequent events

The Company has completed an evaluation of all subsequent events through June 10, 2022, the date the financial statements were available to be issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements and events which occurred but were not recognized in the financial statements. Except as described below, the Company has concluded that no subsequent event has occurred that require disclosure within these financial statements.

Convertible Promissory Notes

In April 2022, the Company entered into senior secured convertible promissory notes with a principal balance totaling approximately $1.2 million. The notes contain an original issue discount totaling $0.1 million and the Company received net proceeds of approximately $1.1 million. The notes bear interest at 10% per annum and mature 12 months from the issuance date.

The notes are secured by all assets and personal property of the Company. The note holders have the right to convert all or any portion of the outstanding principal balance and accrued interest into shares of the Company’s common stock, up to a beneficial ownership limitation of 9.99% of the number of shares of common stock outstanding at the time of conversion. The per share conversion price shall be equal to the lessor of (i) $7.00 or (ii) 80% of the qualified offering price of the Company’s common stock resulting from the listing for trading of its common stock on a qualified exchange. In connection with the notes, the Company issued common stock warrants to purchase 164,284 shares of the Company’s common stock. The warrants have an exercise price of the lessor of (i) $7.00 or (ii) 80% of the qualified offering price, and expire five years from the issuance date.